Accumulated Other Comprehensive Income (Loss)	9 Months Ended
Sep. 30, 2025
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
Accumulated Other Comprehensive Income (Loss)

16. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Pension and Other Post-Employment Benefits	Private Equity Investments	Foreign Currency Translation Adjustment	Total
As at December 31, 2023	55	85	1,068	1,208
Other Comprehensive Income (Loss), Before Tax	14	139	219	372
Income Tax (Expense) Recovery	(3)	(16)	—	(19)
As at September 30, 2024	66	208	1,287	1,561

As at December 31, 2024	69	156	2,088	2,313
Other Comprehensive Income (Loss), Before Tax	13	(26)	(420)	(433)
Reclassification on Divestiture (Note 5)	—	—	(1,261)	(1,261)
Income Tax (Expense) Recovery	(3)	3	—	—
As at September 30, 2025	79	133	407	619